Description of Organization and Business Operations		3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Business Operations

D. Boral ARC Merger Corporation (the “Company” or “PubCo”) is a Delaware company formed by D. Boral ARC Acquisition I Corp. (the “Parent” or “BCAR”) on December 19, 2025 (inception). The Company has adopted a fiscal year-end of December 31. The Company is authorized to issue 100 shares of Common Stock of par value $0.0001 each share. The Company was formed to be the surviving company in connection with a contemplated business combination between the Parent and a target company. The Company has no principal operations or revenue producing activities.

Going Concern

The Company was formed by the Parent. The Parent has until February 1, 2027 to complete its initial business combination (unless further extended). If the Parent is unable to complete the initial business combination by February 1, 2027, the Parent must cease all operations and dissolve and liquidate (unless further extended).

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. If the Parent is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by close of February 1, 2027 (unless further extended), then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 1 — Description of Organization and Business Operations

Business Operations

D. Boral ARC Merger Corporation (the “Company” or “PubCo”) is a Delaware company formed by D. Boral ARC Acquisition I Corp. (the “Parent” or “BCAR”) on December 19, 2025 (inception). The Company has adopted a fiscal year-end of December 31. The Company is authorized to issue 100 shares of Common Stock of par value $0.0001 each share. The Company was formed to be the surviving company in connection with a contemplated business combination between the Parent and a target company. The Company has no principal operations or revenue producing activities.

Going Concern

The Company was formed by the Parent. The Parent has until February 1, 2027 to complete its initial business combination (unless further extended). If the Parent is unable to complete the initial business combination by February 1, 2027, the Parent must cease all operations and dissolve and liquidate (unless further extended).

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. If the Parent is unable to raise additional funds to alleviate liquidity needs as well as complete a business combination by close of February 1, 2027 (unless further extended), then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.